LOAN COMMITMENTS, FINANCIAL GUARANTEES AND SIMILAR INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Loan Commitments Financial Guarantees And Similar Instruments
LOAN COMMITMENTS, FINANCIAL GUARANTEES AND SIMILAR INSTRUMENTS

24)	LOAN COMMITMENTS, FINANCIAL GUARANTEES AND SIMILAR INSTRUMENTS

The table below summarizes the total risk represented by loan commitments, financial guarantees and similar instruments:

	R$ thousands
	On December 31, 2023	On December 31, 2022
Commitments to extend credit (1)	299,288,995	318,281,881
Financial guarantees (2)	105,816,558	97,960,932
Letters of credit for imports	439,463	793,921
Total	405,545,016	417,036,734

(1) It includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts; and

(2) It refers to guarantees mostly provided for Corporate customers.

Financial guarantees are conditional commitments for loans issued to ensure the performance of a customer in an obligation to a third party. There is usually the right of recourse against the customer to recover any amount paid under these guarantees. Moreover, we can retain cash or other highly liquid funds to counter-guarantee these commitments.

The contracts are subject to the same credit evaluations as other loans and advances. Letters of credit are issued mainly to endorse public and private debt issue agreements including commercial paper, securities financing and similar transactions. The letters of credit are subject to customer credit evaluation by the Management.

We issue letters of credit in connection with foreign trade transactions to guarantee the performance of a customer with a third party. These instruments are short-term commitments to pay the third-party beneficiary under certain contractual terms for the shipment of products. The contracts are subject to the same credit evaluation as other loans and advances.